Investment Strategy	Jun. 30, 2026
Hoya Capital Housing ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index. The Index was established on August 17, 2018 by Hoya Capital Index Innovations, LLC, the Fund’s index provider (the “Index Provider”), and is a rules-based index composed of 100 companies that collectively represent the performance of the U.S. residential housing industry. The Index is designed to track total spending on housing and housing-related services across the United States.
Hoya Capital Housing 100 Index
Construction of the Index begins with the universe of U.S.-listed equity securities. Companies are then screened to keep only those with significant business operations, in one of four US Housing Industry Business Segments: 1) Home Ownership and Rental Operations; 2) Home Building and Construction; 3) Home Improvement and Furnishings; and 4) Home Financing, Technology & Services (collectively, “real estate and housing related companies”). Companies that meet this criterion are then screened to remove companies that have a low percentage of their shares directly or indirectly available to the public or fail to meet certain liquidity thresholds. The companies remaining after the above screens are met will constitute the “Index Universe.”
Each of the four US Housing Industry Business Segments are weighted in the Index based on an approximation of their relative contribution to US Gross Domestic Product, as defined by the Index Provider at index origination.
The Index rules assign each company in the Index Universe a classification (each, a “US Housing Industry Sector”) based on the percentage of the company’s revenues derived from that particular residential real estate-related business segment. The Index will be comprised of the largest companies by market capitalization from the applicable US Housing Industry Sector.
The US Housing Industry Sectors included in the Index and the weight and quantity of components allocated to each US Housing Industry Sector component, as of each Index reconstitution date, are as follows:

Hoya Capital Housing 100™ Index	Index Weight	Number of Constituents	Weight per Constituent
Home Ownership & Rental Operations	30%
Residential Real Estate Investment Trusts (“REITs”) & Real Estate Operators		20	1.50%
Home Building & Construction	30%
Homebuilders		10	1.50%
Home Building Products & Materials		20	0.75%
Home Improvement & Furnishings	20%
Home Improvement Retailers		2	3.00%
Home Furnishings & Home Goods		18	0.78%
Home Financing, Technology & Services	20%
Mortgage Lenders & Servicers		16	0.67%
Property, Title & Mortgage Insurers		8	0.67%
Real Estate Technology, Brokerage & Services		6	0.67%
Hoya Capital Housing 100™ Index	100%	100
At each scheduled reconstitution, the Index Provider may adjust the allocation to any of the four US Housing Industry Business Segments by up to ten percentage points above or below its stated target Index Weight based on market conditions, liquidity, and investibility, provided that the Index remains consistent with its objective of collectively representing the performance of the U.S. residential housing industry. If a segment allocation is adjusted within this permitted range, the initial weights of constituents within that segment will be adjusted proportionally based on the number of constituents in that segment.
The Index is reconstituted and rebalanced semi-annually in June and December.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in real estate and housing related companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in housing and real estate-related industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in real estate and housing related companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions). To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in housing and real estate-related industries.
Hoya Capital High Dividend Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index. The Index was established on May 1, 2021 by Hoya Capital Index Innovations, LLC, the Fund’s index provider (the “Index Provider”), and is a rules-based index that is designed to provide diversified exposure to 100 U.S.-listed real estate-related securities that collectively provide income through high dividend yields.
Hoya Capital High Dividend Yield Index
Construction of the Index begins with the universe of U.S.-listed common and preferred stock of real estate investment trusts (“REITs”) and real estate operating companies, subject to certain investibility and liquidity requirements, including a minimum market capitalization of $100 million and an average daily value traded greater than or equal to $100,000 over the prior 30 days. The Index rules divide REITs in the Index universe into three equal-sized tiers based on market capitalization: Large-Cap REITs, Mid-Cap REITs, and Small-Cap REITs (each, a “Market Cap Tier”).
The Index rules then assign each company one of the following classifications based on the percentage of the company’s revenues derived from that particular real estate-related business segment (each, a “Property Sector”):

Property Sectors
•Healthcare	•Senior Housing	•Storage	•Home Financing
•Industrial	•Net Lease	•Lodging	•Commercial Financing
•Infrastructure	•Retail	•Office
•Residential	•Land/ Agriculture	•Specialty/Other
The Index then identifies the group of ten “Dividend Champions” by starting with the three largest companies by market capitalization in each Property Sector and selecting the one in each Property Sector with the highest dividend yield based on the company’s most recent ordinary dividend. From this group of 14 companies (one from each Property Sector), the two companies with the lowest dividend yield and the two companies with the highest debt ratio are set aside, leaving ten “Dividend Champions” that will be included in the Index.
After the Dividend Champions are selected, the Index sorts the common stock of the companies other than the Dividend Champions based on dividend yield and selects the highest yielding companies from each Market Cap Tier in the weight and quantity shown in the table below. The selections are subject to a maximum of six companies per Property Sector in each Market Cap Tier.
Also included in the Index are U.S.-listed preferred securities issued by REITs and real estate operating companies (“Preferreds”). The Index rules consider the 75 most actively-traded Preferreds, and the 30 Preferreds (of the 75) with the highest dividend yield are included in the Index.
The target weight and quantity of companies allocated to each Index category, as of each Index reconstitution date, are as follows:

Hoya Capital High Dividend Yield Index	Index Weight	Number of Constituents	Weight per Constituent
Dividend Champions	15%	10	1.50%
Large-Cap REITs	15%	10	1.50%
Mid-Cap REITs	30%	25	1.20%
Small-Cap REITs	30%	25	1.20%
Preferreds	10%	30	0.33%
Hoya Capital High Dividend Yield Index	100%	100
At each scheduled reconstitution, the Index Provider may adjust the allocation to any Index category by up to ten percentage points above or below its stated target Index Weight based on market conditions, liquidity, investibility, security availability, dividend yield characteristics, and diversification considerations, provided that the Index remains consistent with its objective of providing diversified exposure to high-dividend-yielding real estate securities. If a segment allocation is adjusted within this permitted range, the initial weights of constituents within that segment will be adjusted proportionally based on the number of constituents in that segment.
The Index consists of a total of 100 companies and is reconstituted and rebalanced semi-annually in June and December.
The Index is expected to be primarily composed of companies that qualify as REITs under the Internal Revenue Code of 1986, as amended (the “Code”), but the Index may also include real estate operating companies that do not qualify as REITs.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in dividend-paying securities, which includes equity securities that have paid a dividend in the prior 12 calendar months.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.